Events After the Reporting Period - Stock Split (Details) - Ordinary shares	Jan. 04, 2021 kr / shares	Dec. 31, 2020 kr / shares	Aug. 10, 2020 kr / shares	Dec. 31, 2019 kr / shares
Disclosure of non-adjusting events after reporting period [line items]
Nominal value per share		kr 1	kr 1	kr 1
Stock Split
Disclosure of non-adjusting events after reporting period [line items]
Share split ratio	2
Bonus issue share ratio	17
Nominal value per share prior to stock split	kr 2
Nominal value per share	kr 1